Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 112.8%

California — 109.5%

Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	$2,435	$2,442,402

County/City/Special District/School District — 36.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/42	5,000	5,350,050
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program Phase II, Series A, 5.00%, 06/01/43	2,000	2,294,940
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 08/01/21(a)	9,120	9,694,104
Chabot-Las Positas Community College District, GO, Election of 2016, Series A, 4.00%, 08/01/47	1,500	1,637,310
Chaffey Joint Union High School District, GO, CAB, Election of 2012, Series C(b):
0.00%, 08/01/32	250	174,728
0.00%, 08/01/33	500	331,835
0.00%, 08/01/34	510	322,458
0.00%, 08/01/35	545	328,357
0.00%, 08/01/36	500	287,710
0.00%, 08/01/37	650	357,286
0.00%, 08/01/38	625	328,131
0.00%, 08/01/39	750	376,395
0.00%, 08/01/40	1,855	890,678
0.00%, 08/01/41	305	140,044
0.00%, 02/01/42	350	157,035
Chino Valley Unified School District, GO, Series B, 5.00%, 08/01/55	1,285	1,539,674
City of Riverside California Electric Revenue, Refunding RB, Series A, 5.00%, 10/01/43	3,500	4,175,745
City of Sacramento Caliifornia Transient Occupancy Tax Revenue, RB, Convention Center Complex, Series A, 5.00%, 06/01/43	1,230	1,377,784
Coronado Community Development Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A, 5.00%, 09/01/33	2,055	2,399,315
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Green Bond, Series A, 5.00%, 07/01/44	2,000	2,362,260

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series D, 5.00%, 12/01/45	$1,430	$1,601,886
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,665	2,780,927
County of San Luis Obispo Community College District, GO, Refunding Series B, 4.00%, 08/01/43	3,555	3,899,017
County of Santa Clara California, GO, Election of 2008, Series B, 4.00%, 08/01/43	10,225	10,622,855
Elk Grove Unified School District, GO, Election of 2016, 4.00%, 08/01/46	10,000	10,768,400
Fremont Union High School District, GO, Refunding, 4.00%, 08/01/40	2,500	2,677,975
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/23(a)	5,500	6,277,535
Gavilan Joint Community College District, GO, Election of 2004, Series D(a):
5.50%, 08/01/21	2,170	2,299,918
5.75%, 08/01/21	8,400	8,928,780
Glendale Community College District, GO, Election of 2016, Series A, 4.00%, 08/01/46	8,000	8,732,880
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(a)	2,000	2,126,380
Hayward Unified School District, GO, Series A (BAM), 4.00%, 08/01/48	2,000	2,156,300
Kern Community College District, GO, Safety Repair & Improvements, Series C(a):
5.25%, 11/01/23	5,715	6,551,219
5.75%, 11/01/23	12,085	14,060,172
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement:
5.25%, 08/01/23(a)	2,185	2,493,893
5.25%, 08/01/39	1,515	1,688,907
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/20(a)	11,000	11,115,170
Mount San Jacinto Community College District, GO, Series A, 5.00%, 08/01/35	3,565	4,197,181

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Natomas Unified School District, GO, Election of 2014 (BAM), 4.00%, 08/01/42	$5,000	$5,364,350
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 08/01/20(a)	10,000	10,104,700
Rio Elementary School District, GO, Series A (AGM), 5.25%, 08/01/40	5,865	6,445,518
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	4,045	4,313,831
San Benito High School District, GO, Election of 2016, 4.00%, 08/01/48	5,000	5,474,350
San Diego California Unified School District, GO:
CAB, Election of 2008, Series K-2, 0.00%, 07/01/38(b)	2,755	1,472,768
CAB, Election of 2008, Series K-2, 0.00%, 07/01/39(b)	3,340	1,709,913
CAB, Election of 2008, Series K-2, 0.00%, 07/01/40(b)	4,285	2,102,649
Series B, 3.25%, 07/01/48	6,000	6,147,180
San Jose Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 05/01/42	4,500	4,676,175
San Jose Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/39	5,800	6,313,242
San Marcos Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A:
5.00%, 10/01/32	1,700	1,904,408
5.00%, 10/01/33	1,125	1,259,438
Santa Clarita Community College District, GO, Refunding, 4.00%, 08/01/46	10,000	10,750,100
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,873,544
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 08/01/21(a)	5,390	5,696,044
Election of 2010, Series B, 5.50%, 08/01/39	3,195	3,597,921
Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,815,275

		219,526,640

Security	Par (000)	Value

Education — 10.7%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	$5,800	$9,142,424
California Municipal Finance Authority, RB:
Emerson College, 6.00%, 01/01/22(a)	2,750	2,985,070
John Adams Academy, Series A, 5.00%, 10/01/39(c)	285	263,360
John Adams Academy, Series A, 5.00%, 10/01/49(c)	480	421,445
John Adams Academy, Series A, 5.00%, 10/01/57(c)	940	803,954
Urban Discovery Academy Project, Series A, 5.50%, 08/01/34(c)	250	223,223
California Municipal Finance Authority, Refunding RB:
Emerson College, Series B, 5.00%, 01/01/42	1,750	1,904,018
Master’s University, 5.00%, 08/01/39	1,105	1,054,435
California School Finance Authority, RB(c):
Arts in Action Charter Schools, 5.00%, 06/01/40	355	334,651
Arts in Action Charter Schools, 5.00%, 06/01/50	555	505,072
Arts in Action Charter Schools, 5.00%, 06/01/59	885	786,420
Kipp Socal Projects, Series A, 5.00%, 07/01/49	850	861,356
Real Journey Academies, Series A, 5.00%, 06/01/58	2,765	2,210,700
Teach Public Schools, Series A, 5.00%, 06/01/58	1,370	1,250,563
California Statewide Communities Development Authority, Refunding RB, CHF-Irvine LLC, 5.00%, 05/15/40	750	795,540
Santa Clara Unified School District, GO, Election of 2018, 4.00%, 07/01/48	10,000	10,795,200
University of California, RB, Limited Project, Series M, 5.00%, 05/15/47	15,000	17,331,150

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
University of California, Refunding RB:
Series AO, 5.00%, 05/15/40	$5,430	$6,165,928
Series AZ, 4.00%, 05/15/48	6,000	6,576,900

		64,411,409

Health — 14.6%
California Health Facilities Financing Authority, RB, Series A:
Children’s Hospital, 5.25%, 11/01/41	8,000	8,426,160
Lucile Slater Packard Children’s Hospital at Stanford, 4.00%, 11/15/47	825	861,515
Sutter Health, 5.00%, 11/15/35	1,960	2,252,510
Sutter Health, 4.00%, 11/15/42	450	465,386
California Health Facilities Financing Authority, Refunding RB:
Providence Health & Service, 5.00%, 10/01/24(a)	4,745	5,561,425
Providence Health & Service, 5.00%, 10/01/38	6,225	6,853,787
St. Joseph Health System, Series A, 5.00%, 07/01/37	10,000	10,736,900
Sutter Health, Series B, 5.00%, 11/15/46	8,295	9,063,034
California Municipal Finance Authority, Refunding RB, Series A:
Community Medical Centers, 5.00%, 02/01/37	3,110	3,506,774
Community Medical Centers, 5.00%, 02/01/42	5,250	5,849,760
5.00%, 11/01/39(c)	250	226,790
5.00%, 11/01/49(c)	280	240,464
California Statewide Communities Development Authority, RB:
Green Bond, Marin General Hospital, 4.00%, 08/01/45	2,500	2,618,950
Huntington Memorial Hospital Project, 4.00%, 07/01/48	2,220	2,287,444
California Statewide Communities Development Authority, Refunding RB:
Front Porch Communities and Services, 4.00%, 04/01/42	3,005	3,029,220
Front Porch Communities and Services, 4.00%, 04/01/47	2,655	2,639,681
Front Porch Communities and Services, 5.00%, 04/01/47	2,995	3,194,048
John Muir Health, Series A, 5.00%, 08/15/51	1,635	1,824,954

Security	Par (000)	Value

Health (continued)
John Muir Health, Series A, 5.00%, 12/01/53	$1,000	$1,132,360
John Muir Health, Series A, 4.00%, 12/01/57	3,250	3,320,395
John Muir Health, Series A, 5.00%, 12/01/57	1,750	1,978,777
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/21(a)	6,235	6,658,356
University of California Regents Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	4,000	4,482,240

		87,210,930

Housing — 3.8%
California Community Housing Agency, RB, M/F Housing(c):
Annadel Apartments, Series A, 5.00%, 04/01/49	2,090	1,976,429
Verdant at Green Valley Project, 5.00%, 08/01/49	2,145	2,034,575
California Housing Finance, RB, M/F Housing:
Series 2-A, 4.00%, 03/20/33	4,110	3,950,071
Series A, 4.25%, 01/15/35(d)	951	914,855
California Statewide Communities Development Authority, Special Assessment Bonds, Statewide Community Infrastructure Program:
M/F Housing, Series C, 5.00%, 09/02/49	640	693,242
S/F Housing, 5.00%, 09/02/39	535	592,732
S/F Housing, 5.00%, 09/02/44	615	665,916
S/F Housing, 5.00%, 09/02/49	900	974,871
S/F Housing, Series C, 5.00%, 09/02/44	130	140,763
Freddie Mac Multifamily Maryland Certificates, RB, M/F Housing, Pass-Through, Class A, 3.35%, 11/25/33	9,809	10,735,417

		22,678,871

State — 2.4%
State of California, GO, Refunding:
5.00%, 08/01/45	5,690	6,354,876
Veterans Bond, 4.00%, 12/01/40	4,000	4,224,120

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of California Public Works Board, RB:
California State Prisons, Series C, 5.75%, 10/01/31	$1,205	$1,277,674
Various Capital Projects, Series I, 5.50%, 11/01/33	2,015	2,284,990

		14,141,660

Tobacco — 7.3%
County of California Tobacco Securitization Agency, RB, Asset Backed, Series A, 5.45%, 06/01/28	1,370	1,369,986
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Series A (AGM), 5.00%, 06/01/40	9,765	10,909,360
Series A-1, 5.00%, 06/01/31	7,560	8,720,082
Series A-1, 3.50%, 06/01/36	11,550	11,285,274
Series A-1, 5.00%, 06/01/47	7,200	6,990,264
Tobacco Securitization Authority of Northern California, Refunding RB, Asset-Backed Bonds, Series A-1, 5.50%, 06/01/45	1,435	1,414,049
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Asset Securitization Corporation:
San Diego Country, 0.00%, 06/01/54(b)	13,750	2,050,263
5.00%, 06/01/48	1,155	1,164,483

		43,903,761

Transportation — 16.8%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,639,530
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 4.00%, 12/31/47	13,915	13,308,863
California Municipal Finance Authority, Refunding ARB, United Airlines, Inc. Project, AMT, 4.00%, 07/15/29	2,500	2,405,800
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.00%, 05/01/29	6,435	6,801,345
5.00%, 05/01/44	5,000	5,606,050
San Francisco International Airport, 5.00%, 05/01/41	5,000	5,453,800

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles California Department of Airports, ARB, AMT:
Senior Series A, 5.00%, 05/15/40	$3,830	$4,230,656
Series D, 5.00%, 05/15/35	2,000	2,226,820
Series D, 5.00%, 05/15/36	1,500	1,667,520
Sub-Series A, 5.00%, 05/15/47	6,725	7,331,998
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, 5.00%, 05/15/43	7,000	8,119,440
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	3,075	3,437,788
Series A, 5.00%, 03/01/47	11,770	13,051,871
Series A-1, 5.25%, 03/01/23	3,785	3,890,753
Series A-1, 6.25%, 03/01/34	1,400	1,446,074
County of Sacramento California Airport System Revenue, Refunding ARB:
Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	1,250	1,349,863
Senior Series A, 5.00%, 07/01/41	2,500	2,801,775
County of San Bernardino California Transportation Authority, RB, Limited Tax Bonds, Series A, 5.25%, 03/01/40	4,545	5,135,077
County of San Diego Regional Airport Authority, Refunding ARB, Subordinate, Series A, 5.00%, 07/01/42	4,275	4,685,699
Port of Los Angeles Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	500	543,605
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series A, 5.00%, 05/01/47	5,000	5,469,300

		100,603,627

Utilities — 16.9%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 04/01/21(a)	2,200	2,294,050
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	3,000	3,097,470

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of Los Angeles California Department of Water & Power, RB, Power System, Series A, 5.00%, 07/01/42	$8,825	$10,267,182
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series A, 5.00%, 11/01/39	5,245	5,953,442
City of San Mateo Foster Public Financing Authority, RB, Clean Water Program, 4.00%, 08/01/44	5,000	5,515,600
County of Los Angeles Facilities Inc., RB, Vermont Corridor County Administration Building, Series A, 5.00%, 12/01/51	18,270	21,216,768
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	4,000	4,158,120
East Bay California Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 4.00%, 06/01/45	4,585	4,992,377
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/49	11,190	13,278,614
El Dorado Irrigation District, Refunding RB, Series A (AGM), 5.25%, 03/01/39	10,000	11,379,700
San Diego Public Facilities Financing Authority, Refunding RB, Subordinate, Series A, 5.00%, 08/01/43	9,655	11,245,468
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 02/01/33	7,325	7,852,400

		101,251,191

Total Municipal Bonds in California		656,170,491

Puerto Rico — 3.3%

State — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(b)	655	150,624
Series A-1, 4.75%, 07/01/53	7,230	6,513,001
Series A-1, 5.00%, 07/01/58	10,439	9,750,235
Series A-2, 4.33%, 07/01/40	1,481	1,322,681
Series A-2, 4.78%, 07/01/58	553	497,805
Series B-1, 4.75%, 07/01/53	848	764,285
Series B-2, 4.78%, 07/01/58	822	732,797

Total Municipal Bonds in Puerto Rico		19,731,428

Total Municipal Bonds — 112.8% (Cost — $648,695,709)		675,901,919

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 53.7%

California — 53.7%

County/City/Special District/School District — 24.8%
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	$10,000	$11,241,898
County of San Luis California Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 08/01/40	6,585	7,123,915
County of San Mateo California Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	20,017,675
Foothill-De Anza Community College District, GO, Series C, 5.00%, 08/01/21(a)	40,000	42,147,600
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,396,920
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	9,990	11,629,959
Southwestern Community College District, GO, Election of 2008, Series D, 5.00%, 08/01/44	10,820	12,332,095
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	8,493	8,565,949
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	17,000	18,463,020

		148,919,031

Education — 4.0%
State of California University, Refunding RB, Series A, 5.00%, 11/01/43	6,001	6,874,560
University of California, RB, Series AM, 5.25%, 05/15/44	10,210	11,491,661
University of California, Refunding RB, Series AF, 5.00%, 05/15/39	5,000	5,509,000

		23,875,221

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 16.4%
California Health Facilities Financing Authority, RB:
City of Hope Obligated Group, 5.00%, 11/15/49(f)	$5,000	$5,540,050
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 11/15/56	6,000	6,706,620
Sutter Health, Series A, 5.00%, 08/15/52	14,520	15,465,833
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 08/15/55	4,500	4,955,355
Kaiser Permanent, Sub-Series A-2, 4.00%, 11/01/44	17,720	19,116,336
Providence St. Joseph Health, Series A, 4.00%, 10/01/47	4,997	5,205,704
Sutter Health, Series A, 5.00%, 08/15/43	19,425	21,109,725
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	19,070	20,091,389

		98,191,012

Transportation — 5.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/49(f)	10,005	10,448,822

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles California Department of Airports, ARB, Series D, AMT, 5.00%, 05/15/41	$13,331	$14,663,146
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	3,645	3,910,676
Senior Revenue, Series A, 5.00%, 05/15/40	5,500	6,075,355

		35,097,999

Utilities — 2.6%
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	13,790	15,666,405

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 53.7% (Cost — $310,298,741)		321,749,668

Total Long-Term Investments — 166.5% (Cost — $958,994,450)		997,651,587

	Shares

Short-Term Securities — 0.8%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.02%(g)(h)	4,699,276	4,699,276

Total Short-Term Securities — 0.8% (Cost — $4,698,806)		4,699,276

Total Investments — 167.3% (Cost — $963,693,256)		1,002,350,863

Other Assets Less Liabilities — 1.7%		10,104,454

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.6)%		(159,214,748)

VMTP Shares, at Liquidation Value — (42.4)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$599,240,569

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to May 15, 2025 is $10,754,131.

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

(g)	Annualized 7-day yield as of period end.
(h)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	—	4,699,276	(b)	—	4,699,276	$4,699,276	$42,239	$1,579	$470

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$997,651,587	$—	$997,651,587
Short-Term Securities	4,699,276	—	—	4,699,276

	$4,699,276	$997,651,587	$—	$1,002,350,863

(a)	See above Schedule of Investments for values in each sector and state or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(158,512,208)	$—	$(158,512,208)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

	$—	$(412,512,208)	$—	$(412,512,208)